EMPLOYEE BENEFITS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about defined benefit plans [abstract]
Current service costs	$ 16	$ 21
Interest costs	7	6
Transfer of profits to benefits	28	18
Total	$ 51	$ 45